SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated December 19, 2017
to the Class F Prospectus dated January 31, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Tax-Managed Large Cap Fund

In the Fund Summary for the Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Schafer Cullen Capital Management Inc	James Cullen	Since 2017	Chief Executive Officer & Portfolio Manager
	Jennifer Chang	Since 2017	Executive Director & Portfolio Manager

In addition, under the same sub-heading, the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Managed Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Schafer Cullen Capital Management Inc: Schafer Cullen Capital Management Inc (Schafer Cullen), located at 645 5th Avenue, Suite 1201, New York, NY 10022, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Schafer Cullen. James Cullen is the founder of Schafer Cullen and has been its Chief Executive Officer since December 1982. Jennifer Chang has worked at Schafer Cullen since 2006 working as Research Director prior to being promoted to Portfolio Manager in 2014.

In addition, under the same heading, the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted.

Change in Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2017	Managing Director, Value Equities

In addition, under the same heading, the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. The portion of the Small Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities. Mr. Vingers has over 27 years of investment experience and has been with LMCG since 2009.

In addition, under the same heading, the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

Change in Portfolio Management of the Small Cap Value Fund

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Value Fund," the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

Change in Portfolio Management of the Small Cap Growth Fund

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to AllianceBernstein L.P. is hereby deleted.

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

In the Fund Summary for the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Rice Hall James & Associates, LLC	Lou Holtz	Since 2017	Portfolio Manager
	Yossi Lipsker	Since 2017	Portfolio Manager

In addition, under the same sub-heading, the text relating to AllianceBernstein L.P. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Managed Small/Mid Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Rice Hall James & Associates, LLC: Rice Hall James & Associates, LLC (RHJ), located at 600 West Broadway Suite 1000, San Diego, California 92101-3383, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to RHJ. During the last five years, Lou Holtz and Yossi Lipsker have been employed as Portfolio Managers at Rice Hall James & Associates, LLC.

In addition, under the same heading, the text relating to AllianceBernstein L.P. and Mesirow Financial Investment Management, Inc. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1117 (12/17)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
(the "Funds")

Supplement Dated December 19, 2017
to the Class I Prospectus dated January 31, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2017	Managing Director, Value Equities

In addition, under the same heading, the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. The portion of the Small Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities. Mr. Vingers has over 27 years of investment experience and has been with LMCG since 2009.

In addition, under the same heading, the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

Change in Portfolio Management of the Small Cap Value Fund

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Value Fund," the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

Change in Portfolio Management of the Small Cap Growth Fund

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1118 (12/17)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated December 19, 2017
to the Class Y Prospectus dated January 31, 2017, as amended on June 30, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Tax-Managed Large Cap Fund

In the Fund Summary for the Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Schafer Cullen Capital Management Inc	James Cullen	Since 2017	Chief Executive Officer & Portfolio Manager
	Jennifer Chang	Since 2017	Executive Director & Portfolio Manager

In addition, under the same sub-heading, the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Managed Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Schafer Cullen Capital Management Inc: Schafer Cullen Capital Management Inc (Schafer Cullen), located at 645 5th Avenue, Suite 1201, New York, NY 10022, serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Schafer Cullen. James Cullen is the founder of Schafer Cullen and has been its Chief Executive Officer since December 1982. Jennifer Chang has worked at Schafer Cullen since 2006 working as Research Director prior to being promoted to Portfolio Manager in 2014.

In addition, under the same heading, the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted.

Change in Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
LMCG Investments, LLC	R. Todd Vingers, CFA	Since 2017	Managing Director, Value Equities

In addition, under the same heading, the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

LMCG Investments, LLC: LMCG Investments, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Fund. The portion of the Small Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, Managing Director, Value Equities. Mr. Vingers has over 27 years of investment experience and has been with LMCG since 2009.

In addition, under the same heading, the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

Change in Portfolio Management of the Small Cap Value Fund

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Value Fund," the text relating to Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

Change in Portfolio Management of the Small Cap Growth Fund

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to AllianceBernstein L.P. is hereby deleted.

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

In the Fund Summary for the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Rice Hall James & Associates, LLC	Lou Holtz	Since 2017	Portfolio Manager
	Yossi Lipsker	Since 2017	Portfolio Manager

In addition, under the same sub-heading, the text relating to AllianceBernstein L.P. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Managed Small/Mid Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Rice Hall James & Associates, LLC: Rice Hall James & Associates, LLC (RHJ), located at 600 West Broadway Suite 1000, San Diego, California 92101-3383, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to RHJ. During the last five years, Lou Holtz and Yossi Lipsker have been employed as Portfolio Managers at Rice Hall James & Associates, LLC.

In addition, under the same heading, the text relating to AllianceBernstein L.P. and Mesirow Financial Investment Management, Inc. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1119 (12/17)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated December 19, 2017
to the Statement of Additional Information ("SAI") dated January 31, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the references to "AllianceBernstein, L.P.", "Boston Partners Global Investors, Inc." and "Mesirow Financial Investment Management, Inc." are hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the reference to AQR Capital Management, LLC's management of the Tax-Managed Large Cap Fund is hereby deleted.

In addition, under the same heading, the text relating to Rice Hall James & Associates is hereby deleted and replaced with the following:

RICE HALL JAMES & ASSOCIATES, LLC—Rice Hall James & Associates, LLC ("RHJ"), serves as a Sub-Adviser to a portion of the assets of the Small Cap and Tax-Managed Small/Mid Cap Funds. RHJ is a 100% employee owned Delaware limited liability company founded in 1974. RHJ provides investment management services on a discretionary basis to its clients. RHJ's clients include high net worth individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, state and municipal government entities, and affiliated registered investment companies. Currently, RHJ offers six core investment strategies: SMID Cap Equity, Small Cap Equity, Micro Cap Equity, Small Cap Opportunities, Micro Cap Opportunities, and SMID Cap Opportunities. RHJ is not an affiliate or subsidiary of any organization utilized as part of its investment process. As of September 30, 2017, RHJ held $3.3 billion in assets under management.

In addition, under the same heading, all references to Snow Capital Management, L.P.'s management of the Tax-Managed Large Cap Fund are hereby deleted.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

LMCG INVESTMENTS, LLC—LMCG Investments, LLC ("LMCG"), serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. LMCG is a board-managed limited liability company owned by its employees, Lee P. Munder, and Royal Bank of Canada ("RBC"). LMCG operates independently of RBC, a publicly held Canadian bank that on November 2, 2015 acquired City National Corporation, LMCG's former majority owner.

SCHAFER CULLEN CAPITAL MANAGEMENT INC—Schafer Cullen Capital Management Inc ("Schafer Cullen"), serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Large Cap Fund. Schafer Cullen is a registered investment adviser with the U.S. Securities and Exchange Commission and is based in New York, NY.

In addition, under the same heading, the text relating to AllianceBernstein, L.P., Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "AQR," all references to AQR Capital Management, LLC's management of the Tax-Managed Large Cap Fund are hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "RHJ," the text thereunder is hereby deleted and replaced with the following:

RHJ

Compensation. SIMC pays RHJ a fee based on the assets under management of the Small Cap and Tax-Managed Small/Mid Cap Funds as set forth in an investment sub-advisory agreement between RHJ and SIMC. RHJ pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Small Cap and Tax-Managed Small/Mid Cap Funds. RHJ compensates the Small Cap and Tax-Managed Small/Mid Cap Funds' portfolio managers for their management of the Small Cap and Tax-Managed Small/Mid Cap Funds. A portfolio manager's compensation is a combination of both salary and revenue-sharing. The following information relates to the period ended September 30, 2017.

Ownership of Fund Shares. As of September 30, 2017, RHJ's portfolio managers did not beneficially own any shares of the Small Cap and Tax-Managed Small/Mid Cap Funds.

Other Accounts. In addition to the Small Cap and Tax-Managed Small/Mid Cap Funds, as of September 30, 2017, RHJ's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Lou Holtz	3	$302.24	6	$455.73	202	$965.44
Yossi Lipsker	3	$302.24	6	$455.73	202	$965.44

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of the investments of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Small Cap and Tax-Managed Small/Mid Cap Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Small Cap and Tax-Managed Small/Mid Cap Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a fund. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to the Small Cap and Tax-Managed Small/Mid Cap Funds and other accounts without a performance-based fee. However, RHJ has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "SCM," all references to Snow Capital Management, L.P.'s management of the Tax-Managed Large Cap Fund are hereby deleted.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

LMCG

Compensation. SIMC pays LMCG a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between LMCG and SIMC. LMCG pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2017.

Portfolio managers and other investment team members at LMCG are compensated through a combination of a competitive base salary and an incentive bonus.

LMCG's incentive bonus plan for investment teams is based on revenue generated by a team's assets under management and composite performance relative to a benchmark. The benchmark used to measure performance is a peer group universe blending retail and institutional data. Particular attention is paid to a team's performance rankings within the universe for a blended time period including one year, three years, five years, and since-inception performance. A team earns a greater percentage of revenue generated by its assets under management as its performance ranks higher within the universe. Equity ownership is available to investment professionals and other key employees.

Ownership of Fund Shares. As of September 30, 2017, LMCG's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. In addition to the Small Cap Fund, as of September 30, 2017, LMCG's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
R. Todd Vingers, CFA	7	$1,503.5	21	$381.3	71	$1,227.5

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. LMCG's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Small Cap Fund and may also have a performance-based fee. The side-by-side management of these funds and other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. LMCG has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by LMCG personnel for their own accounts potentially could conflict with the interest of clients. LMCG has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

Schafer Cullen

Compensation. SIMC pays Schafer Cullen a fee based on the assets under management of the Tax-Managed Large Cap Fund as set forth in an investment sub-advisory agreement between Schafer Cullen and SIMC. Schafer Cullen pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Large Cap Fund. The following information relates to the period ended September 30, 2017.

James Cullen owns 51% of the equity of Schafer Cullen and 67.5% of Cullen Capital Management, LLC ("Cullen Capital"), an affiliated entity of Schafer Cullen. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both firms. Mr. Cullen also receives a fixed base salary from Schafer Cullen and participates in its 401(k) / Profit Sharing Plan.

Jennifer Chang does not own any portion of the voting equity of Schafer Cullen or Cullen Capital and receives a fixed salary and bonus from Schafer Cullen. Bonus amounts are determined by the overall profitability of Schafer Cullen and are not directly related to the performance of any one fund or product. Ms. Chang also participates in Schafer Cullen's 401(k) / Profit Sharing plan.

Ownership of Fund Shares. As of September 30, 2017, Schafer Cullen's portfolio managers did not beneficially own any shares of the Tax-Managed Large Cap Fund.

Other Accounts. In addition to the Tax-Managed Large Cap Fund, as of September 30, 2017, Schafer Cullen's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James Cullen	6	$2,522.79	6		$714.9	11,604	$16,915.02
	0	$0	1	*	$15.79	0	$0
Jennifer Chang**	3	$1,924.69	2		$618.8	5,761	$10,804.43

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Tax-Managed Large Cap Fund, which may have similar or different investment guidelines and objectives. In addition to the Tax-Managed Large Cap Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Schafer Cullen's management of the Tax-Managed Large Cap Fund and other accounts, which, in theory, may allow Schafer Cullen to allocate investment opportunities in a way that favors other accounts over the Tax-Managed Large Cap Fund. This conflict of interest may be exacerbated to the extent that Schafer Cullen or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Tax-Managed Large Cap Fund. Schafer Cullen (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Tax-Managed Large Cap Fund. To the extent a particular investment is suitable for both the Tax-Managed Large Cap Fund and the other accounts, such investments will be allocated between the Tax-Managed Large Cap Fund and the other accounts in a manner that Schafer Cullen determines is fair and equitable under the circumstances to all clients, including the Tax-Managed Large Cap Fund.

To address and manage these potential conflicts of interest, Schafer Cullen has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, the text relating to AllianceBernstein, L.P., Boston Partners Global Investors, Inc. and Mesirow Financial Investment Management, Inc. is hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1120 (12/17)